Pension And Postretirement Benefits (Change In The Value Of Plan Assets And The Plans' Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 45,907	$ 47,621
Actual return on plan assets	5,041	2,238
Change in fair value of plan assets - benefits paid	(5,729)	(4,950)
Contributions	3	1,000
Transfer for sale of Advertising Solutions segment	(165)	0
Other	3	(2)
Fair value of plan assets at end of year	45,060	45,907
Unfunded status at end of year	(13,851)	(10,203)
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	9,890	12,747
Actual return on plan assets	1,266	(224)
Change in fair value of plan assets - benefits paid	(1,842)	(2,633)
Contributions	0	0
Transfer for sale of Advertising Solutions segment	(19)	0
Other	0	0
Fair value of plan assets at end of year	9,295	9,890
Unfunded status at end of year	$ (28,136)	$ (25,063)